SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is September 28, 2023.

For Certain MFS® Funds

Effective immediately, the first paragraph under the main heading entitled "Appendix A – Waivers and Reductions of Sales Charges" is restated as follows:
This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:
•
Merrill Lynch -- If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

•
Ameriprise Financial -- If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

•
Morgan Stanley -- If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

•
Raymond James -- If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

•	Janney Montgomery Scott LLC (Janney) -- If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.
•	Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.
•
D.A. Davidson & Co. (D.A. Davidson) -- If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

•	Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.
•	J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.
•	All Others -- Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – X.
Effective immediately, the sub-heading of the sub-section entitled "WAIVERS AND REDUCTIONS Financial Intermediary Category I" under the main heading entitled "Appendix A – Waivers and Reductions of Sales Charges" is restated as follows:
WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:	Accounts that are not Eligible for Financial Intermediary Categories II – X

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For Certain MFS Funds

Effective immediately, the sub-section entitled "Financial Intermediary Category X" is added following the sub-section entitled “Financial Intermediary Category IX” under the main heading entitled " Appendix A – Waivers and Reductions of Sales Charges":
Financial Intermediary Category X

Eligible Accounts:	Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
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A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
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B. Retirement Plans
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
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C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√

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For Certain MFS Funds

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
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L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

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